Moderately Aggressive Allocation Fund Investment Objectives and Goals - Moderately Aggressive Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GuideStone Funds Moderately Aggressive Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Moderately Aggressive Allocation Fund seeks capital appreciation with modest current income.